RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Xiaomi Communication, Information, Technology
Related Party Transaction [Line Items]
Receivables from the sales of products and services			¥ 2,613	¥ 64,129
Hefei Jingyu
Related Party Transaction [Line Items]
Purchase from related parties			¥ 222,174	¥ 146,847
Yunding
Related Party Transaction [Line Items]
Ownership interest sold (as a percent)		26.70%
Cash consideration		¥ 22,500
Proceeds from disposal of equity interest in subsidiary	¥ 20,000